Long-term Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Jun. 19, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 19, 2019 USD ($)	Jun. 04, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Aggregate principal amount of unsecured notes								$ 500
Unsecured notes principal repurchase						$ 66		$ 748
Gain on repurchase recorded in finance cost		$ 5		$ 64
Payment to repurchase unsecured notes			$ 63		$ 1,201
Unsecured Notes Principal						$ 1,263
Top of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Target Net Debt to Adjusted EBITDA Ratio				200.00%	200.00%
Debt to capitalization ratio		65.00%		65.00%		65.00%
Revolving Term Debt [Member] | Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity Date				November 30, 2021	November 30, 2021
Committed Credit Facility		$ 1,200		$ 1,200
Revolving Term Debt [Member] | Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity Date				November 30, 2022	November 30, 2022
Committed Credit Facility		$ 3,300		$ 3,300
Notes due 2042 and 2043 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured notes principal repurchase							$ 748
Gain on repurchase recorded in finance cost	$ 27